Summary of Fair Value of Consideration Transferred and Amounts Recognized for Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions	1 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2014	Apr. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2015	Mar. 31, 2015	Mar. 31, 2013
Consideration transferred
Cash, net of cash acquired			$ 1,118	$ 185	$ 197	$ 163	$ 163
Assets acquired and liabilities assumed
Goodwill			856		565	524	$ 512
Chatham Therapeutics
Consideration transferred
Cash, net of cash acquired		$ 70			70
Fair value of contingent payments		77			77
Fair value of consideration transferred					147
Assets acquired and liabilities assumed
Other intangible assets					74
Total identifiable net assets					74
Goodwill		$ 73			73
Total assets acquired and liabilities assumed					147
AesRx LLC
Consideration transferred
Cash, net of cash acquired	$ 15				15
Fair value of contingent payments	$ 65				65
Fair value of consideration transferred					80
Assets acquired and liabilities assumed
Other intangible assets					78
Total identifiable net assets					78
Goodwill					2
Total assets acquired and liabilities assumed					$ 80
Inspiration Bio Pharmaceuticals Inc
Consideration transferred
Cash, net of cash acquired						51
Fair value of contingent payments						269
Fair value of consideration transferred						320
Assets acquired and liabilities assumed
Other intangible assets						288
Other assets, net						25
Total identifiable net assets						313
Goodwill						7				$ 7
Total assets acquired and liabilities assumed						$ 320
Oncaspar
Consideration transferred
Cash, net of cash acquired			890
Fair value of consideration transferred			890
Assets acquired and liabilities assumed
Other intangible assets			781					$ 781
Inventories			17
Accrued liabilities			(1)
Long-term liabilities			(120)
Total identifiable net assets			677
Goodwill			213
Total assets acquired and liabilities assumed			890
SuppreMol GmbH
Consideration transferred
Cash, net of cash acquired			228
Fair value of consideration transferred			228
Assets acquired and liabilities assumed
Other intangible assets			179						$ 179
Other assets			19
Long-term liabilities			(53)
Total identifiable net assets			145
Goodwill			83
Total assets acquired and liabilities assumed			$ 228